8. Notes Payable	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable

Notes payable consists of the following at December 31:

	2014	2013
Convertible promissory notes – debt acquisition	$100,000	$200,000
Notes payable – original bridge	120,000	170,000
Notes payable – bridge loan #1	355,000	405,000
Notes payable – bridge loan #2	200,000	350,000
Notes payable – bridge loan #3	250,000	500,000
Convertible promissory note – Asher/Goldenrise	55,000	–
Convertible promissory notes – service agreement	20,000	20,000
Notes payable – other	–	5,000
Subtotal	1,100,000	1,650,000
Less current portion	(1,100,000)	(1,650,000)
Long-term portion	$–	$–

Notes Payable Settlement Agreements

During the fourth quarter of 2014, we reached Settlement Agreements with most of our noteholders to restructure their notes. In the restructuring of our notes payable, which is one of our Company’s conditions for closing of the Sky Rover SPA, our noteholders agreed to a) forgo payment of nearly all of the interest which had been accrued but unpaid as of the dates of the each settlement agreement, b) a new interest rate of 10% per annum, c) a new maturity date of August 1, 2015 and d) a Company option to convert into free-trading shares of our common stock at any time our common stock has a closing bid price per share of $1.00 or more for 20 consecutive trading days after the closing of the SPA. Certain of noteholders also agreed to relinquish shares of our common stock they received with their original notes, contingent upon the Sky Rover SPA closing. If the Sky Rover SPA closes, the shares will be transferred to Sky Rover. Because the shares are contingent upon the closing, and until then remain in the name and possession of the note holders, the shares are considered contingent consideration and will be accounted for if and when the shares are transferred. In addition, holders of the convertible promissory notes – debt acquisition, notes payable – bridge loan #2 and notes payable – bridge loan #3 also agreed to forgo any additional principal payable under their notes. As a result of these settlements, we recorded gains on extinguishment of debt totaling $952,400 in 2014. After modification of the notes described above, all notes are now considered convertible.

Convertible Promissory Notes – Debt Acquisition

During the first quarter of 2013 we entered into Debt Acquisition Agreements (“Debt Agreements”) with two parties affiliated with each other (the “Debt Funders”). Under the Debt Agreements, we issued convertible promissory notes totaling $150,000, $50,000 of which was subsequently converted to equity. The notes bore interest at 10% per annum and were repayable at two times the principal amount of the notes. Repayment was to be made by conversion into shares of our common stock based on a 20-day volume weighted average price with the minimum conversion price based on a market valuation for our company of $10 million the maximum based on a market valuation of $20 million. The due date by which the Debt Funders were to convert the notes was December 31, 2013, but such conversion has not yet been made. In December 2014 we entered into Settlement Agreements with the holders of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements. Accordingly, these notes are no longer convertible at the option of the holder.

Note Payable – Original Bridge

The notes, which had an original face value totaling $245,000, bore interest from 10% to 12% per annum and were to be repayable from a pool of 10% of gross proceeds from the sales of the FITT Energy Shot. In December 2013, a noteholder converted $75,000 of this debt to equity. In the fourth quarter of 2014 we entered into Settlement Agreements with the holders of $120,000 face value of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements. In 2014, we facilitated a share purchase agreement between Greenome and a significant shareholder. Per the terms of the agreement (see Note 14), the Company was relieved of $50,000 in debt from the shareholder.

Note Payable – Bridge Loan #1

This debt arose from an offering we initiated in 2010 of up to $1.0 million of units of securities, each unit consisting of a 12% unsecured promissory note and 0.083 shares of common stock of FTCY for every dollar invested. In connection with this offering, we issued notes with face value totaling $580,000. During the three-month periods ended December 31, 2013 and March 31, 2014, respectively, noteholders converted $175,000 and $50,000 into equity, respectively. The notes were repayable 12 months from the date of issue and repayment was to come from a pool of 10% of cash receipts from the sales of the FITT Energy Shot. In the fourth quarter of 2014 we entered into Settlement Agreements with the holders of $345,000 face value of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements.

Note Payable – Bridge Loan #2

In November 2011, we initiated a Bridge Loan offering of up to $1.0 million of units of securities, each unit consisting of a 10% convertible promissory note (interest rate increasing to 18% upon an event of default) and 5.5 shares of our common stock for every dollar invested with repayment to be made at two times the principal amount of the notes. The notes matured at various dates, all of which are within twelve months of the date of issuance. In connection with this offering, we issued notes with principal amounts totaling $255,000 (repayment amounts totaling $510,000). The additional principal of $255,000 was accreted over the respective term of each of the notes. We also recorded an initial discount on the notes of $11,275 based on the estimated fair market value of our common shares on the date of issuance. In connection with the debt discount and accretion, during the years ended December 31, 2014 and 2013, we charged interest expense with zero and $303,253, respectively. As of December 31, 2013, there was no remaining unamortized discount.

During the three-month period ended December 31, 2013, $160,000 in repayment amounts were converted to equity. In the fourth quarter of 2014 we entered into Settlement Agreements with the holders of $150,000 face value of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements.

Note Payable – Bridge Loan #3

In December 2012 we initiated a Bridge Loan offering of up to $1.0 million of units of securities, each unit consisting of a 10% convertible promissory note (interest rate increasing to 18% upon an event of default). During the second quarter of 2013, we issued a note with face value totaling $250,000 in connection with the offering and received proceeds of $225,000. The note was repayable at two times the principal amount of the note (repayment amount of $500,000) and matured June 30, 2013. We recorded an initial discount of $25,000 on this note which we amortized through June 30, 2013, the effective maturity date of the note. The additional principal of $250,000 was accreted through the effective maturity date of June 30, 2013.

In the fourth quarter of 2014, we entered into Settlement Agreements with the holder of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements, with the exception that the modified note does not contain a conversion option.

Convertible Promissory Note – Asher/Goldenrise

On January 6, 2014 we issued a convertible promissory note to Asher Enterprises, Inc. (“Asher”) in the amount of $42,500. The note bore interest at 8% per annum and matured on October 8, 2014. Any amount of principal or interest which was not paid by the maturity date would bear interest at 22% per annum from the maturity date. The note was convertible into common stock beginning 180 days from the date of the note at a conversion price of 58% of the market price of our stock. The note had a ratchet provision, which adjusted the conversion price in the event of a capital raise at a lower amount per share than the conversion price. We recorded an on-issuance discount of $2,500 on this note which we were amortizing through October 8, 2014, the maturity date, and accelerated the amortization due to the note assumption by Goldenrise Development, Inc. (“Goldenrise”) as discussed below. During the year ended December 31, 2014, $2,500 was amortized to expense.

Prior to the date the note became convertible, we began negotiating the repayment of this note to Asher. On July 15, 2014, we formalized and entered into an Assignment Agreement with Asher and Goldenrise under which Asher agreed to assign the note to Goldenrise for consideration of $55,000. Also effective on July 15, 2014 and subsequent to the assignment, we amended the note to revise the principal amount to $55,000 and to modify the conversion feature so that the conversion price cannot be lower than $0.15 per share. The amendment also eliminated the note’s ratchet provision. As such, derivative accounting does not apply under the new terms. During the quarter ended September 30, 2014, we accounted for the July 15, 2014 assignment and amendment as an extinguishment of debt and recorded a loss on extinguishment of debt in the amount of $9,948.

Convertible Promissory Notes – Service Agreement

During the first quarter of 2013, we became obligated to issue convertible promissory notes totaling $20,000 to a company under a Service Agreement. The notes bear no interest and were to be repayable through a conversion into shares of our common stock. We have determined that the service provider has not performed any services under the agreement and the note is in dispute.

Note Payable - Other

On April 3, 2013, we issued a note payable in the amount of $5,000 together with 28,440 shares of our restricted common stock. The note carried an interest rate of 10% per annum and matured on October 3, 2013. During the second quarter of 2013, we recorded an initial discount on this note of $5,000 based on the estimated fair market value of our common shares on the date of issuance. The debt discount was amortized over the 6-month term of the note. In February 2014, this note was converted to equity.

Debt Conversions

In February 2014, a creditor holding notes payable with repayment amounts totaling $55,000 ($50,000 in Notes Payable- Bridge Loan #1 and $5,000 in Notes Payable – Other) converted his notes and related accrued interest into 115,637 shares of common stock of our merged company. Prior to conversion, these notes contained no stated conversion features. We valued the shares at their fair market value on the date of conversion and during the year ended December 31, 2014, we recorded a loss on extinguishment of debt totaling $33,594 in connection with this transaction.